Property, Equipment and Software, Net - Schedule of Property, Equipment and Software, Net (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	¥ 754,850		¥ 533,329
Accumulated depreciation and amortization	(308,210)		(248,736)
Total property, equipment and software, net	446,640	$ 62,908	284,593
Computers and Equipment
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	270,236		204,314
Furniture and Fixtures
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	17,967		19,311
Leasehold Improvement
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	69,235		66,618
Software
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	102,129		93,309
Construction In Progress
Property Plant And Equipment [Line Items]
Total property, equipment and software, gross	¥ 295,283		¥ 149,777